Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Unfunded Commitments

Unfunded commitments are as follows:

	September 30, 2018	December 31, 2017
	(Dollars in thousands)
Unfunded loan commitments	$142,657	$134,536
Commercial and standby letters of credit	85	91

Total	$142,742	$134,627

Unfunded commitments are as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Unfunded loan commitments	$134,536	$107,443
Commercial and standby letters of credit	91	1,156

Total	$134,627	$108,599